Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.13%	(1.44%)
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 33,170,000
Fair Value as a % of Partners' Capital		19.82%
Fair Value		$ 33,157,043
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 39,170,000
Fair Value as a % of Partners' Capital		23.37%
Fair Value		$ 39,120,272
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 39,170,000
Fair Value as a % of Partners' Capital		23.32%
Fair Value		$ 39,016,992
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 39,170,000
Fair Value as a % of Partners' Capital		23.31%
Fair Value		$ 38,994,041
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 33,270,000
Fair Value as a % of Partners' Capital	20.14%
Fair Value	$ 33,201,120
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 35,970,000
Fair Value as a % of Partners' Capital	21.68%
Fair Value	$ 35,762,751
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 34,170,000
Fair Value as a % of Partners' Capital	20.49%
Fair Value	$ 33,789,592
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 36,170,000
Fair Value as a % of Partners' Capital	21.62%
Fair Value	$ 35,663,479
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	83.93%	89.82%
Fair Value	$ 138,416,942	$ 150,288,348